Deferred Taxation	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Taxation
26	DEFERRED TAXATION
Deferred tax assets and liabilities are offset when there is a legally enforceable right of offsetting and when the deferred income taxes relate to the same authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated statement of financial position:

	2019	2018
	RMB million	RMB million
Deferred tax assets	853	207
Deferred tax liabilities	(22)	(84)

Net deferred tax assets	831	123

Movements in the net deferred tax assets/(liabilities) were as follows:

2019
RMB million
At December 31, 2018	123
Effect of adoption of IFRS 16	554

At January 1, 2019 (restated)	677
Credited to profit or loss (Note 14)	123
Charged to other comprehensive income	31

At December 31, 2019	831

2018
RMB million
At January 1, 2018	(240)
Credited to profit or loss (Note 14)	294
Charged to other comprehensive income	69

At December 31, 2018	123

The deferred tax assets and liabilities (prior to the offsetting of balances within the same tax jurisdiction) were made up of the taxation effects of the following:

	2019	2018
	RMB million	RMB million
Deferred tax assets:
Provision for lease return costs for aircraft and engines	1,075	—
Impairment provision for flight equipment spare parts	53	126
Impairment provision for receivables	76	75
Impairment provision for property, plant and equipment	101	103
Derivative financial instruments	6	7
Financial asset at fair value through profit or loss	—	6
Other payables and accruals	71	89
Government grants related to assets	35	42
Deferred gains in sale and leaseback transactions	—	6
Loss available for offsetting against future taxable profits	66	—
Aged payables	1	2

	1,484	456

Deferred tax liabilities:
Lease liabilities/Right-of-use assets	(352)	—
Equity investments designated at fair value through other comprehensive income	(283)	(278)
Derivative financial instruments	(18)	(55)

	(653)	(333)

	831	123

Movements in the net deferred tax assets/(liabilities) of the Group for the year were as follows:

	At December 31 2018 RMB million	Effect of adoption of IFRS 16 RMB million	At January 1 2019 (restated) RMB million	(Charged)/ credited to profit or loss RMB million	(Charged)/ credited to other comprehensive income RMB million	At December 31 2019 RMB million
For the year ended December 31, 2019
Provision for lease return costs for aircraft and engines	—	882	882	193	—	1,075
Impairment provision for flight equipment spare parts	126	—	126	(73)	—	53
Impairment provision for receivables	75	—	75	1	—	76
Impairment provision for property, plant and equipment	103	—	103	(2)	—	101
Derivative financial instruments	7	—	7	—	(1)	6
Financial asset at fair value through profit or loss	6	—	6	(6)	—	—
Other payables and accruals	89	—	89	(18)	—	71
Government grants related to assets	42	—	42	(7)	—	35
Deferred gains in sale and leaseback transactions	6	—	6	(6)	—	—
Loss available for offsetting against future taxable profits	—	—	—	66	—	66
Aged payables	2	—	2	(1)	—	1

	456	882	1,338	147	(1)	1,484

Lease liabilities/Right-of-use assets	—	(328)	(328)	(24)	—	(352)
Equity investments designated at fair value through other comprehensive income	(278)	—	(278)	—	(5)	(283)
Derivative financial instruments	(55)	—	(55)	—	37	(18)

	(333)	(328)	(661)	(24)	32	(653)

Net deferred tax assets/(liabilities)	123	554	677	123	31	831

	At January 1 2018 RMB million	(Charged)/ credited to profit or loss RMB million	(Charged)/ credited to other comprehensive income RMB million	At December 31 201 8 RMB million
For the year ended December 31, 2018
Impairment provision for flight equipment spare parts	51	75	—	126
Impairment provision for receivables	72	3	—	75
Impairment provision for property, plant and equipment	104	(1)	—	103
Derivative financial instruments	82	(78)	3	7
Financial asset at fair value through profit or loss	—	6	—	6
Other payables and accruals	29	60	—	89
Government grants related to assets	—	42	—	42
Deferred gains in sale and leaseback transactions	—	6	—	6
Aged payables	5	(3)	—	2

	343	110	3	456

Depreciation and amortization	(56)	56	—	—
Equity investments designated at fair value through other comprehensive income	(361)	—	83	(278)
Derivative financial instruments	(38)	—	(17)	(55)
Passenger ticket breakage	(128)	128	—	—
	(583)	184	66	(333)

Net deferred tax assets/(liabilities)	(240)	294	69	123

The temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements, for which deferred tax has not been recognized in the periods presented, aggregate to RMB12,558 million (2018: RMB11,360 million).

As at the reporting date, the Group had the following balances in respect of which deferred tax assets have not been recognized:

	2019		2018
	Deferred taxation RMB million	Temporary differences RMB million	Deferred taxation RMB million	Temporary differences RMB million
Tax losses carried forward	54	217	67	267
Other deductible temporary differences	7	30	27	126

Total unrecognized deferred tax assets	61	247	94	393

In accordance with the PRC tax law, tax losses can be carried forward for a period of five years to offset against future taxable income. The Group’s tax losses carried forward will expire between 2020 and 2024.
As at December 31, 2019, management carried out an assessment to determine whether future taxable profits will be available to utilize the tax losses and deductible temporary differences. As there are still uncertainties around the Group’s future operating results, such as future fuel prices and market competition, management assessed that for certain subsidiaries there are significant uncertainties that future taxable profits will be available and the deferred tax assets arising from aforementioned tax losses and deductible temporary differences were not recognized.